UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
July 31, 2016

AC Alternatives Income - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 20.8%
Aerospace and Defense — 0.1%
StandardAero Aviation Holdings, Inc., 10.00%, 7/15/23(1)		63,000	65,520
Airlines — 0.8%
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(1)		500,000	453,750
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		106,000	112,625
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/26		20,000	21,125
			133,750
Chemicals — 1.3%
Chemours Co. (The), 6.125%, 5/15/23	EUR	100,000	91,408
TPC Group, Inc., 8.75%, 12/15/20(1)		$750,000	600,000
			691,408
Commercial Services and Supplies — 0.2%
ADT Corp. (The), 3.50%, 7/15/22		47,000	44,356
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23(1)		78,000	83,460
			127,816
Communications Equipment — 0.2%
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23		72,000	75,240
Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25		35,000	36,750
			111,990
Construction and Engineering — 0.2%
SBA Communications Corp., 4.875%, 7/15/22		126,000	129,465
Construction Materials — 0.4%
Standard Industries, Inc., 6.00%, 10/15/25(1)		44,000	47,850
USG Corp., 5.50%, 3/1/25(1)		38,000	40,708
Vulcan Materials Co., 4.50%, 4/1/25		126,000	136,710
			225,268
Consumer Finance — 0.6%
CIT Group, Inc., 5.00%, 8/15/22		200,000	211,000
GLP Capital LP / GLP Financing II, Inc., 4.375%, 4/15/21		23,000	24,006
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26		67,000	71,607
			306,613
Consumer Staples — 0.3%
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23(1)		51,000	53,423
Sabre GLBL, Inc., 5.375%, 4/15/23(1)		73,000	76,832
Sabre GLBL, Inc., 5.25%, 11/15/23(1)		53,000	55,783
			186,038
Containers and Packaging — 0.9%
Ball Corp., 5.25%, 7/1/25		119,000	128,966
Berry Plastics Corp., 5.50%, 5/15/22		89,000	93,561
BWAY Holding Co., 9.125%, 8/15/21(1)		50,000	50,000
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		71,000	76,458
Sealed Air Corp., 5.125%, 12/1/24(1)		126,000	133,088
			482,073
Diversified Financial Services — 0.5%
Ally Financial, Inc., 4.25%, 4/15/21		106,000	108,517
Ally Financial, Inc., 4.125%, 2/13/22		33,000	33,619
Ally Financial, Inc., 5.125%, 9/30/24		30,000	32,025

Opal Acquisition, Inc., 8.875%, 12/15/21(1)	151,000	123,065
		297,226
Diversified Telecommunication Services — 0.9%
Intelsat Jackson Holdings SA, 9.50%, 9/30/22(1)	28,000	30,240
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(1)	38,000	36,480
Level 3 Financing, Inc., 5.625%, 2/1/23	400,000	421,500
		488,220
Electronic Equipment, Instruments and Components — 0.1%
WESCO Distribution, Inc., 5.375%, 6/15/24(1)	63,000	64,890
Energy Equipment and Services — 0.4%
CHC Helicopter SA, 9.25%, 10/15/20(2)(3)	252,000	122,535
Weatherford International Ltd., 7.75%, 6/15/21	47,000	44,577
Weatherford International Ltd., 8.25%, 6/15/23	41,000	38,335
		205,447
Financial Services — 0.1%
Iron Mountain, Inc., 4.375%, 6/1/21(1)	76,000	78,850
Food and Staples Retailing — 1.1%
Aramark Services, Inc., 5.125%, 1/15/24	301,000	311,535
Dollar Tree, Inc., 5.75%, 3/1/23(1)	250,000	270,000
		581,535
Food Products — 1.1%
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21(4)	400,000	415,000
Post Holdings, Inc., 5.00%, 8/15/26(5)	91,000	90,943
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	84,000	90,720
		596,663
Health Care Providers and Services — 2.0%
Covenant Surgical Partners, Inc., 8.75%, 8/1/19(1)	400,000	388,000
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	135,000	139,612
HCA, Inc., 5.375%, 2/1/25	250,000	260,783
Universal Health Services, Inc., 4.75%, 8/1/22(1)	28,000	28,910
Universal Health Services, Inc., 5.00%, 6/1/26(1)	278,000	287,035
		1,104,340
Hotels, Restaurants and Leisure — 1.0%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	300,000	309,750
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24(1)	20,000	20,950
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/1/26(1)	47,000	49,849
NCL Corp. Ltd., 5.25%, 11/15/19(1)	12,000	12,330
NCL Corp. Ltd., 4.625%, 11/15/20(1)	51,000	51,765
Six Flags Entertainment Corp., 4.875%, 7/31/24(1)	84,000	84,420
		529,064
Household Durables — 0.5%
Lennar Corp., 4.875%, 12/15/23	97,000	100,638
Lennar Corp., 4.75%, 5/30/25	29,000	29,580
Tempur Sealy International, Inc., 5.50%, 6/15/26(1)	61,000	61,877
Toll Brothers Finance Corp., 5.625%, 1/15/24	63,000	67,725
		259,820
Insurance — 0.8%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 10/30/20	27,000	28,958
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 5.00%, 10/1/21	250,000	273,250
Aircastle Ltd., 5.50%, 2/15/22	125,000	134,687
		436,895
Machinery — 0.1%
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	63,000	67,174

Media — 3.4%
AMC Entertainment, Inc., 5.75%, 6/15/25		73,000	73,365
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24		387,000	409,252
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 2/15/26(1)		126,000	133,245
Emerald Expositions Holding, Inc., 9.00%, 6/15/21(1)		7,000	7,228
Lamar Media Corp., 5.75%, 2/1/26(1)		81,000	87,075
National CineMedia LLC, 6.00%, 4/15/22		250,000	260,625
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		94,000	97,290
Regal Entertainment Group, 5.75%, 6/15/23		13,000	13,390
Regal Entertainment Group, 5.75%, 2/1/25		65,000	65,975
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)		59,000	62,909
Sirius XM Radio, Inc., 5.375%, 7/15/26(1)		80,000	81,750
Unitymedia GmbH, 3.75%, 1/15/27	EUR	250,000	266,082
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25(1)		$78,000	81,120
Univision Communications, Inc., 6.75%, 9/15/22(1)		68,000	72,930
Univision Communications, Inc., 5.125%, 5/15/23(1)		22,000	22,715
Univision Communications, Inc., 5.125%, 2/15/25(1)		100,000	103,250
			1,838,201
Metals and Mining — 0.3%
Compass Minerals International, Inc., 4.875%, 7/15/24(1)		48,000	46,320
Constellium NV, MTN, 4.625%, 5/15/21	EUR	125,000	119,017
			165,337
Multi-Utilities — 0.2%
Calpine Corp., 5.25%, 6/1/26(1)		$108,000	109,890
Multiline Retail — 0.1%
JC Penney Corp., Inc., 5.875%, 7/1/23(1)		49,000	50,352
Oil, Gas and Consumable Fuels — 0.8%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 9.625%, 10/15/18		243,000	202,905
Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18(1)		500,000	225,000
			427,905
Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	100,000	88,989
Real Estate Management and Development — 0.2%
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23(1)		$106,000	108,120
Semiconductors and Semiconductor Equipment — 0.2%
NXP BV / NXP Funding LLC, 4.625%, 6/1/23(1)		118,000	122,499
Software — 0.1%
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23(1)		44,000	45,155
Specialty Retail — 0.3%
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25		127,000	137,160
Textiles, Apparel and Luxury Goods — 0.2%
L Brands, Inc., 5.625%, 2/15/22		63,000	69,536
PVH Corp., 4.50%, 12/15/22		61,000	63,135
			132,671
Wireless Telecommunication Services — 0.9%
T-Mobile USA, Inc., 6.00%, 4/15/24		150,000	160,453
T-Mobile USA, Inc., 6.375%, 3/1/25		12,000	12,885
T-Mobile USA, Inc., 6.50%, 1/15/26		301,000	327,112
			500,450
TOTAL CORPORATE BONDS (Cost $11,513,954)			11,350,544
ASSET-BACKED SECURITIES(6) — 14.8%
Ally Auto Receivables Trust, Series 2015-SN1, Class A2B, VRN, 0.87%, 8/22/16		177,432	177,451
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21		80,000	83,143

AmeriCredit Automobile Receivables Trust, Series 2013-4, Class D, 3.31%, 10/8/19	365,000	372,160
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 0.81%, 8/25/16	244,839	237,500
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(1)	312,500	305,734
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(1)	617,167	598,706
CLI Funding V LLC, Series 2013-2A, Class NOTE SEQ, 3.22%, 6/18/28(1)	298,170	288,173
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(1)	429,799	415,893
CPS Auto Receivables Trust, Series 2012-B, Class D, 7.86%, 9/16/19(1)	161,143	162,991
CPS Auto Receivables Trust, Series 2013-A, Class E, 6.41%, 6/15/20(1)	53,813	53,821
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(1)	207,000	205,488
CPS Auto Receivables Trust, Series 2016-A, Class E, 7.65%, 12/15/21(1)	250,000	246,431
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 7/15/22(1)	300,000	303,285
Drive Auto Receivables Trust, Series 2015-BA, Class A3 SEQ, 1.30%, 6/15/18(1)	60,275	60,272
Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.20%, 9/15/21(1)	300,000	300,605
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(1)	380,000	380,945
DT Auto Owner Trust, Series 2016-2A, Class C, 3.67%, 1/18/22(1)	295,000	301,687
Exeter Automobile Receivables Trust, Series 2013-2A, Class D, 6.81%, 8/17/20(1)	300,000	308,780
Exeter Automobile Receivables Trust, Series 2014-3A, Class D, 5.69%, 4/15/21(1)	500,000	499,607
Exeter Automobile Receivables Trust, Series 2015-2A, Class A SEQ, 1.54%, 11/15/19(1)	194,311	193,942
Exeter Automobile Receivables Trust, Series 2015-2A, Class D, 5.79%, 5/16/22(1)	275,000	272,166
Flagship Credit Auto Trust, Series 2013-2, Class A SEQ, 1.94%, 1/15/19(1)	24,750	24,780
Flagship Credit Auto Trust, Series 2015-1, Class C, 3.76%, 6/15/21(1)	250,000	243,664
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21(1)	300,000	291,844
Global SC Finance II SRL, Series 2014-1A, Class A2, 3.09%, 7/17/29(1)	380,000	363,313
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(1)	450,000	452,117
Progreso Receivables Funding IV LLC, Series 2015-B, Class A, 3.00%, 7/28/20(1)	450,000	441,785
Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class C, 9.31%, 7/20/28(1)	118,477	120,765
Sierra Timeshare Receivables Funding LLC, Series 2014-2A, Class B, 2.40%, 6/20/31(1)	165,737	165,538
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	227,500	222,052
TOTAL ASSET-BACKED SECURITIES (Cost $8,135,821)		8,094,638
BANK LOAN OBLIGATIONS(7) — 13.6%
Aerospace and Defense — 0.6%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.25%, 7/7/22	266,581	267,691
Sequa Corporation, New Term Loan B, 5.25%, 6/19/17	99,485	80,582
		348,273
Air Freight and Logistics — 0.7%
XPO Logistics, Inc., Term Loan, 5.50%, 11/1/21	348,290	352,208
Chemicals — 0.6%
Ascend Performance Materials Operations LLC, Term Loan B, 6.75%, 4/10/18	220,671	221,269
Tronox Pigments (Netherlands) B.V., 2013 Term Loan, 4.50%, 3/19/20	78,070	76,802
		298,071
Commercial Services and Supplies — 0.8%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/9/19	325,836	326,108
USAGM HoldCo LLC, 2016 Incremental Term Loan, 7/28/22(8)(10)	127,981	127,262
		453,370
Construction and Engineering — 0.1%
SRS Distribution Inc., 2015 Term Loan B, 5.25%, 8/25/22	26,689	27,056
Construction Materials — 0.4%
CPG International Inc., New Term Loan, 4.75%, 9/30/20	241,123	240,521
Consumer Discretionary — 1.3%
Jeld-Wen Inc., Term Loan B, 5.25%, 10/15/21	124,055	125,141
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21	248,096	243,988
William Morris Endeavor Entertainment, LLC, 1st Lien Term Loan, 5.25%, 5/6/21	248,101	248,566

William Morris Endeavor Entertainment, LLC, 2nd Lien Term Loan, 8.25%, 5/6/22	100,000	100,250
		717,945
Containers and Packaging — 0.2%
BWAY Holding Company, Inc., New Term Loan B, 5.50%, 8/14/20	120,736	120,940
Distributors — 0.6%
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/1/21	95,023	93,538
Spin Holdco Inc., New Term Loan B, 4.25%, 11/14/19	248,111	246,002
		339,540
Diversified Consumer Services — 0.1%
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18	41,694	41,042
Diversified Financial Services — 0.2%
Hub International Limited, Term Loan B, 4.00%, 10/2/20	68,506	68,438
Opal Acquisition, Inc., 1st Lien Term Loan, 5.00%, 11/27/20	56,861	51,246
		119,684
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings S.A., Term Loan B2, 3.75%, 6/30/19	136,385	129,618
Electric Utilities†
Lonestar Generation LLC, Term Loan B, 2/22/21(8)	4,590	3,603
Electronic Equipment, Instruments and Components — 0.3%
Excelitas Technologies Corp., 1st Lien Term Loan, 6.00%, 10/31/20	197,784	186,906
Energy Equipment and Services — 0.3%
Murray Energy Corporation, Term Loan B1, 7.00%, 4/16/17	7,317	6,352
Murray Energy Corporation, Term Loan B2, 7.50%, 4/16/20	214,529	160,361
		166,713
Food and Staples Retailing — 0.1%
Albertsons, LLC, 2016 Term Loan B6, 4.75%, 6/22/23	45,568	45,924
Health Care Providers and Services — 0.7%
Jaguar Holding Company II, 2015 Term Loan B, 4.25%, 8/18/22	249,370	249,620
Precyse Acquisition Corp., 2016 1st Lien Term Loan, 6.50%, 10/20/22	111,372	112,485
		362,105
Insurance — 0.3%
Alliant Holdings I, Inc., 2015 Term Loan B, 4.50%, 8/12/22	168,272	167,641
Internet Software and Services — 0.9%
MH Sub I, LLC, 1st Lien Term Loan, 4.75%, 7/8/21	244,332	243,905
MH Sub I, LLC, 2nd Lien Term Loan, 8.50%, 7/8/22	250,000	247,812
		491,717
IT Services — 1.3%
Alion Science and Technology Corporation, 2015 Term Loan B, 5.50%, 8/19/21	107,473	103,712
First Data Corporation, Extended 2021 Term Loan, 4.49%, 3/24/21	391,428	393,843
Travelport Finance (Luxembourg) S.a.r.l., 2016 Term Loan B, 5.00%, 9/2/21	87,642	87,927
WEX Inc., Term Loan B, 4.25%, 7/1/23	96,353	97,136
		682,618
Machinery — 0.3%
Silver II US Holdings, LLC, Term Loan, 4.00%, 12/13/19	162,245	151,969
Media — 0.6%
CDS U.S. Intermediate Holdings, Inc., 1st Lien Term Loan, 5.00%, 7/8/22	62,343	61,616
Checkout Holding Corp., 1st Lien Term Loan, 4/9/21(8)	60,000	51,375
Cumulus Media Holdings Inc., 2013 Term Loan, 4.25%, 12/23/20	85,696	61,139
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.50%, 2/28/20	150,000	147,375
		321,505
Metals and Mining — 0.3%
TurboCombustor Technology, Inc, New Term Loan B, 5.50%, 12/2/20	126,693	112,757

WireCo WorldGroup, Inc., 2016 1st Lien Term Loan, 7/13/23(8)	57,418	57,716
		170,473
Multi-Utilities — 0.3%
Dynegy Inc., Escrow, 6/27/23(8)	117,546	117,792
Texas Competitive Electric Holdings Company, LLC, 2016 DIP Term Loan B, 10/31/17(8)	50,336	50,493
		168,285
Multiline Retail — 0.1%
J.C. Penney Corporation, Inc., 2016 Term Loan B, 5.25%, 6/23/23	59,291	59,451
Personal Products — 0.6%
KIK Custom Products, Inc., 2015 Term Loan B, 6.00%, 8/26/22	230,457	229,976
Revlon Consumer Products Corporation, 2016 Term Loan B, 7/22/23(8)	69,192	69,203
		299,179
Pharmaceuticals — 0.1%
PCI Pharma Services, 1st Lien Term Loan, 5.00%, 6/24/23	61,569	61,467
Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Prop. Operating Partnership LP, 2016 Term Loan B, 4.00%, 4/25/23	69,038	69,614
Software — 0.9%
Emdeon Business Services, LLC, Term Loan B2, 3.75%, 11/2/18	187,972	188,619
Sophia, L.P., 2015 Term Loan B, 4.75%, 9/30/22	176,900	177,268
STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.25%, 6/30/22	149,563	149,563
		515,450
Specialty Retail — 0.3%
Petco Animal Supplies, Inc., 2016 Term Loan B1, 5.00%, 1/26/23	174,256	175,635
Textiles, Apparel and Luxury Goods — 0.3%
Ascena Retail Group, Inc., 2015 Term Loan B, 5.25%, 8/21/22	173,914	169,676
TOTAL BANK LOAN OBLIGATIONS (Cost $7,350,554)		7,458,199
EXCHANGE-TRADED FUNDS — 7.6%
iShares iBoxx $ High Yield Corporate Bond ETF	1,765	150,749
iShares International Select Dividend ETF	53,437	1,581,201
iShares U.S. Preferred Stock ETF	34,878	1,404,537
PowerShares Preferred Portfolio ETF	65,149	1,001,340
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,992,354)		4,137,827
COLLATERALIZED LOAN OBLIGATIONS(6) — 8.9%
ALM VII Ltd., Series 2013-7R2A, 4/24/24(1)(9)	475,000	277,250
Babson Collateralized Loan Obligations Ltd., Series 2013-IA, Class D, VRN, 4.20%, 10/20/16(1)	300,000	294,457
CIFC Funding Ltd., Series 2014-3A, Class E, VRN, 5.45%, 10/24/16(1)	500,000	423,453
Golub Capital Partners Collateralized Loan Obligations Ltd., Series 2015-22A, Class C, VRN, 4.79%, 8/22/16(1)	300,000	293,059
Neuberger Berman Collateralized Loan Obligations XVI Ltd., Series 2014-16A, Class D, VRN, 4.03%, 10/17/16(1)	1,000,000	922,091
OZLM VI Ltd., Series 2014-6A, Class D, VRN, 5.43%, 10/17/16(1)	535,000	450,675
Pinnacle Park Collateralized Loan Obligations Ltd., Series 2014-1A, Class E, VRN, 5.63%, 10/17/16(1)	520,000	439,322
Sound Point Collateralized Loan Obligations IX Ltd., Series 2015-2A, Class D, VRN, 4.25%, 10/20/16(1)	300,000	280,276
Sound Point Collateralized Loan Obligations V Ltd., Series 2014-1A, Class D, VRN, 4.08%, 10/18/16(1)	300,000	278,489
Venture XIV Collateralized Loan Obligations Ltd., Series 2013-14A, Class D, VRN, 4.42%, 8/29/16(1)	300,000	289,087
Venture XVI Collateralized Loan Obligations Ltd., Series 2014-16A, Class B1L, VRN, 4.13%, 10/17/16(1)	1,000,000	911,106
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,177,789)		4,859,265
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 7.2%
ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VRN, 3.86%, 8/17/16(1)	300,000	291,721
Banc of America Commercial Mortgage Trust 2007-2, Series 2007-2, Class A4, VRN, 5.62%, 8/1/16	229,362	231,981
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, VRN, 4.53%, 8/15/16(1)	227,459	225,869
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, VRN, 4.93%, 8/15/16(1)	300,000	298,359
COMM Mortgage Trust, Series 2007-C9, Class G, VRN, 5.81%, 8/1/16(1)	300,000	294,211

Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class E, VRN, 4.24%, 8/15/16(1)	1,000,000	990,574
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 4.23%, 8/15/16(1)	300,000	286,495
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 4.33%, 8/15/16(1)	300,000	288,413
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, VRN, 3.78%, 8/15/16(1)	1,000,000	1,001,424
Merrill Lynch Mortgage Investors, Inc. Series, Series 1998-C1W, Class A3, VRN, 6.54%, 11/15/26	17,659	17,645
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,952,131)		3,926,692
COMMON STOCKS — 5.3%
Automobiles — 0.2%
General Motors Co.	3,787	119,442
Beverages — 0.2%
PepsiCo, Inc.	1,191	129,724
Biotechnology — 0.3%
AbbVie, Inc.	2,155	142,726
Chemicals — 0.1%
Mosaic Co. (The)	914	24,678
RPM International, Inc.	584	31,688
Scotts Miracle-Gro Co. (The), Class A	364	26,845
		83,211
Commercial Services and Supplies — 0.3%
KAR Auction Services, Inc.	3,249	138,960
Containers and Packaging — 0.3%
Packaging Corp. of America	461	34,432
Sonoco Products Co.	2,214	112,759
		147,191
Distributors — 0.2%
Genuine Parts Co.	1,241	126,880
Electric Utilities — 0.5%
Alliant Energy Corp.	3,697	148,804
PG&E Corp.	2,067	132,164
		280,968
Electronic Equipment, Instruments and Components — 0.2%
National Instruments Corp.	4,031	115,609
Food and Staples Retailing — 0.5%
Sysco Corp.	2,611	135,224
Wal-Mart Stores, Inc.	1,780	129,886
		265,110
Health Care Equipment and Supplies — 0.1%
Abbott Laboratories	658	29,446
Hotels, Restaurants and Leisure — 0.2%
Darden Restaurants, Inc.	1,805	111,116
Industrial Conglomerates — 0.2%
General Electric Co.	3,895	121,290
Machinery — 0.2%
Cummins, Inc.	1,094	134,310
Metals and Mining — 0.1%
Nucor Corp.	578	31,004
Multi-Utilities — 0.2%
Public Service Enterprise Group, Inc.	2,650	121,927
Multiline Retail — 0.2%
Target Corp.	1,475	111,112
Oil, Gas and Consumable Fuels†
Valero Energy Corp.	410	21,435

Pharmaceuticals — 0.3%
Johnson & Johnson	1,127	141,134
Road and Rail — 0.1%
CSX Corp.	1,012	28,670
Union Pacific Corp.	321	29,869
		58,539
Semiconductors and Semiconductor Equipment — 0.7%
Analog Devices, Inc.	457	29,170
Intel Corp.	3,747	130,620
Linear Technology Corp.	2,123	127,359
Microchip Technology, Inc.	552	30,713
QUALCOMM, Inc.	516	32,291
Xilinx, Inc.	568	29,014
		379,167
Software — 0.1%
Microsoft Corp.	499	28,283
Technology Hardware, Storage and Peripherals†
NetApp, Inc.	1,006	26,508
Textiles, Apparel and Luxury Goods — 0.1%
Coach, Inc.	684	29,487
TOTAL COMMON STOCKS (Cost $2,572,128)		2,894,579
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 4.0%
Private Sponsor Collateralized Mortgage Obligation — 0.5%
Credit Suisse Mortgage Trust, Series 2015-SAND, Class E, VRN, 4.53%, 8/15/16(1)	300,000	291,803
U.S. Government Agency Collateralized Mortgage Obligations — 3.5%
GNMA, Series 2012-87, IO, VRN, 0.66%, 8/1/16	7,227,247	313,094
GNMA, Series 2012-99, IO, SEQ, VRN, 0.56%, 8/1/16	4,765,055	211,624
GNMA, Series 2014-126, IO, SEQ, VRN, 0.77%, 8/1/16	6,259,532	392,157
GNMA, Series 2014-126, IO, SEQ, VRN, 1.01%, 8/1/16	7,704,039	564,706
GNMA, Series 2015-85, IO, VRN, 0.70%, 8/1/16	7,230,382	416,219
		1,897,800
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,302,353)		2,189,603
EXCHANGE-TRADED NOTES — 3.3%
Credit Suisse X-Links Cushing MLP Infrastructure ETN	13,348	283,778
ETRACS Alerian MLP Infrastructure Index ETN	18,535	518,239
JPMorgan Alerian MLP Index ETN	31,925	1,018,727
TOTAL EXCHANGE-TRADED NOTES (Cost $1,634,321)		1,820,744
U.S. TREASURY SECURITIES — 3.1%
U.S. Treasury Notes, 1.625%, 5/15/26 (Cost $1,696,578)	1,690,000	1,716,077
PURCHASED OPTIONS CONTRACTS†
SPDR S&P Oil & Gas Exploration, Call $36, Expires September 2016	16	1,560
SPDR S&P Oil & Gas Exploration, Call $38, Expires September 2016	20	870
SPDR S&P 500 ETF Trust, Put $206, Expires September 2016	12	1,350
SPDR S&P 500 ETF Trust, Put $206, Expires October 2016	13	3,113
SPDR S&P 500 ETF Trust, Put $188, Expires December 2016	15	2,955
SPDR S&P 500 ETF Trust, Put $189, Expires December 2016	8	1,648
SPDR S&P 500 ETF Trust, Put $183, Expires March 2017	9	2,884
SPDR S&P 500 ETF Trust, Put $184, Expires March 2017	4	1,330

SPDR S&P 500 ETF Trust, Put $195, Expires June 2017	3	2,132
TOTAL PURCHASED OPTIONS CONTRACTS (Cost $39,239)		17,842

TEMPORARY CASH INVESTMENTS — 11.2%
State Street Institutional Liquid Reserves Fund, Premier Class	1,588,683	1,588,683
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,548,559	4,548,559
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,137,242)		6,137,242
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 99.8% (Cost $54,504,464)		54,603,252
CORPORATE BONDS SOLD SHORT — (0.2)%
Automobiles — (0.2)%
Fiat Chrysler Automobiles NV, 4.50%, 4/15/20 (Proceeds $97,545)	(98,000)	(99,502)
OTHER ASSETS AND LIABILITIES — 0.4%		186,006
TOTAL NET ASSETS — 100.0%		$54,689,756

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	583,566	EUR	529,000	State Street Bank & Trust Co.	8/25/16	(8,372)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
14	Euro-Bund 10-Year Bonds	September 2016	2,626,563	(18,408)

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount (EUR)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit iTraxx Europe Series 25	660,000	Sell	1.00	6/20/21	0.68	1,859	12,379
Markit iTraxx Europe Senior Financials 25	660,000	Buy	1.00	6/20/21	0.92	742	(3,824)
						2,601	8,555

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ 21st Century Fox America, Inc.	190,000	Buy	1.00	6/20/21	(4,368)	(1,859)	(6,227)
Bank of America N.A./ Comcast Corp.	114,000	Buy	1.00	6/20/21	(3,169)	(805)	(3,974)
Bank of America N.A./ Cox Communications	190,000	Buy	1.00	6/20/21	(2,921)	1,684	(1,237)
Bank of America N.A./ Verizon Communications, Inc.	190,000	Buy	1.00	6/20/21	(2,787)	(1,768)	(4,555)
					(13,245)	(2,748)	(15,993)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

****The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
MLP	-	Master Limited Partnership
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $21,302,543, which represented 39.0% of total net assets. Of these securities, 2.7% of total net assets were deemed illiquid under policies approved by the Board of Directors.

(2)	Non-income producing.

(3)	Security is in default.

(4)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $29,984.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)	Final maturity date indicated, unless otherwise noted.

(7)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(8)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(9)	Security is a collateralized loan obligation equity. These securities do not have stated interest rate but are entitled to receive excess cash flow generated by the collateralized loan obligation.

(10)	Bank loan obligation includes unfunded delayed draw commitments. The principal amount and value of these unfunded commitments at the period end were $25,393 and $25,250, respectively.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements and over-the-counter options contracts are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	11,350,544	—
Asset-Backed Securities	—	8,094,638	—
Bank Loan Obligations	—	7,458,199	—
Exchange-Traded Funds	4,137,827	—	—
Collateralized Loan Obligations	—	4,859,265	—
Commercial Mortgage-Backed Securities	—	3,926,692	—
Common Stocks	2,894,579	—	—
Collateralized Mortgage Obligations	—	2,189,603	—
Exchange-Traded Notes	1,820,744	—	—
U.S. Treasury Securities	—	1,716,077	—
Purchased Options Contracts	17,842	—	—
Temporary Cash Investments	6,137,242	—	—
	15,008,234	39,595,018	—
Other Financial Instruments
Swap Agreements	—	12,379	—

Liabilities
Securities Sold Short
Corporate Bonds	—	99,502	—
Other Financial Instruments
Futures Contracts	—	18,408	—
Swap Agreements	—	19,817	—
Forward Foreign Currency Exchange Contracts	—	8,372	—
	—	46,597	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$54,514,906
Gross tax appreciation of investments	$1,190,752
Gross tax depreciation of investments	(1,102,406)
Net tax appreciation (depreciation) of investments	$88,346
Net tax appreciation (depreciation) on securities sold short	(1,957)
Net tax appreciation (depreciation)	$86,389

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Long Short Fund
July 31, 2016

AC Alternatives Long Short - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.6%
Aerospace and Defense — 1.0%
Airbus Group SE	407	23,948
General Dynamics Corp.(1)	60	8,813
L-3 Communications Holdings, Inc.(1)	25	3,791
Lockheed Martin Corp.(1)	853	215,579
Northrop Grumman Corp.(1)	736	159,440
Textron, Inc.	64	2,496
United Technologies Corp.	241	25,943
		440,010
Air Freight and Logistics — 0.8%
FedEx Corp.(1)	1,974	319,591
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(1)	78	2,236
Johnson Controls, Inc.(1)	148	6,796
Nokian Renkaat Oyj	1,373	51,009
		60,041
Automobiles — 0.8%
Daimler AG	4,621	314,213
Ford Motor Co.(1)	1,131	14,318
General Motors Co.(1)	464	14,635
		343,166
Banks — 4.6%
Banco Macro SA ADR	670	50,337
Bank of America Corp.	33,390	483,821
Bank of the Ozarks, Inc.	3,625	130,464
BB&T Corp.	230	8,480
BBVA Banco Frances SA ADR	1,786	35,916
CIT Group, Inc.	50	1,728
Citigroup, Inc.(1)	886	38,816
Citizens Financial Group, Inc.(1)	92	2,054
Comerica, Inc.(1)	52	2,353
Danske Bank A/S	11,422	310,375
Erste Group Bank AG(2)	8,073	213,952
Fifth Third Bancorp(1)	236	4,479
First Republic Bank(1)	42	3,010
Grupo Financiero Galicia SA ADR(1)	1,565	46,449
Huntington Bancshares, Inc.(1)	236	2,242
JPMorgan Chase & Co.	1,091	69,791
KeyCorp(1)	250	2,925
M&T Bank Corp.(1)	47	5,384
Nordea Bank AB	26,322	234,551
PNC Financial Services Group, Inc. (The)(1)	152	12,563
Regions Financial Corp.(1)	392	3,595
Signature Bank(2)	265	31,864
SunTrust Banks, Inc.(1)	151	6,386
U.S. Bancorp	491	20,706
Wells Fargo & Co.(1)	1,381	66,247

Western Alliance Bancorp(2)	5,036	171,375
		1,959,863
Beverages — 2.3%
Constellation Brands, Inc., Class A	3,963	652,429
Molson Coors Brewing Co., Class B(1)	3,030	309,545
		961,974
Biotechnology — 0.7%
Actelion Ltd.	605	107,304
Gilead Sciences, Inc.	2,270	180,397
		287,701
Building Products — 0.3%
Assa Abloy AB, B Shares	4,844	106,311
Capital Markets — 1.0%
Affiliated Managers Group, Inc.(2)	1,484	217,821
Bank of New York Mellon Corp. (The)	292	11,505
BlackRock, Inc.	25	9,156
Charles Schwab Corp. (The)(1)	98	2,785
E*TRADE Financial Corp.(1)(2)	85	2,132
Franklin Resources, Inc.(1)	113	4,089
Goldman Sachs Group, Inc. (The)(1)	128	20,328
Invesco Ltd.	1,816	52,991
Morgan Stanley(1)	455	13,072
Northern Trust Corp.(1)	69	4,664
OM Asset Management plc	4,430	62,020
Raymond James Financial, Inc.(1)	38	2,086
State Street Corp.(1)	119	7,828
		410,477
Chemicals — 1.4%
Celanese Corp.(1)	42	2,664
CF Industries Holdings, Inc.	8,183	201,956
Dow Chemical Co. (The)(1)	283	15,189
E.I. du Pont de Nemours & Co.(1)	144	9,961
Eastman Chemical Co.(1)	32	2,087
Ingevity Corp.(2)	11	421
Mosaic Co. (The)(1)	106	2,862
Sherwin-Williams Co. (The)(1)	1,185	355,180
		590,320
Commercial Services and Supplies — 0.7%
ISS A/S	1,830	70,576
Republic Services, Inc.(1)	71	3,639
Tyco International plc	4,630	210,989
Waste Management, Inc.	123	8,133
		293,337
Communications Equipment — 2.3%
Arista Networks, Inc.(1)(2)	2,400	171,048
ARRIS International plc(2)	2,300	62,652
Ciena Corp.(2)	800	15,352
Cisco Systems, Inc.(1)	10,378	316,840
F5 Networks, Inc.(2)	1,000	123,420
Finisar Corp.(2)	900	16,884
Harris Corp.(1)	30	2,599
Ixia(2)	6,300	72,450
Juniper Networks, Inc.(1)	94	2,133

Oclaro, Inc.(2)	7,600	43,548
Palo Alto Networks, Inc.(2)	600	78,534
Radware Ltd.(2)	5,486	67,533
		972,993
Construction Materials†
Martin Marietta Materials, Inc.(1)	17	3,445
Vulcan Materials Co.	34	4,215
		7,660
Consumer Finance — 0.1%
Ally Financial, Inc.	134	2,417
American Express Co.	208	13,408
Capital One Financial Corp.(1)	163	10,934
Discover Financial Services(1)	131	7,446
		34,205
Containers and Packaging†
WestRock Co.	69	2,961
Diversified Consumer Services — 0.6%
LifeLock, Inc.(1)(2)	16,100	269,353
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)(2)	509	73,433
CME Group, Inc.	95	9,713
Intercontinental Exchange, Inc.(1)	313	82,695
Voya Financial, Inc.	67	1,717
		167,558
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	1,529	66,190
Cellnex Telecom SAU	4,401	77,889
CenturyLink, Inc.(1)	168	5,282
Deutsche Telekom AG	4,325	73,618
Level 3 Communications, Inc.(1)(2)	77	3,896
Ooma, Inc.(2)	2,300	19,550
Sunrise Communications Group AG	1,644	106,270
Telecom Argentina SA ADR	2,104	39,786
Verizon Communications, Inc.	87	4,821
		397,302
Electric Utilities — 1.0%
American Electric Power Co., Inc.	149	10,326
Duke Energy Corp.(1)	209	17,888
Edison International(1)	99	7,661
Enel SpA	57,661	265,467
Entergy Corp.(1)	55	4,476
Eversource Energy(1)	96	5,615
Exelon Corp.(1)	263	9,805
FirstEnergy Corp.(1)	126	4,400
Pampa Energia SA ADR(2)	1,724	46,996
PG&E Corp.(1)	146	9,335
PPL Corp.(1)	202	7,617
Southern Co. (The)(1)	273	14,606
Xcel Energy, Inc.	151	6,641
		410,833
Electrical Equipment — 1.3%
ABB Ltd.	11,936	253,695
Eaton Corp. plc	136	8,624

Emerson Electric Co.(1)	61	3,410
Mabuchi Motor Co. Ltd.	800	37,007
Vestas Wind Systems A/S	3,344	233,402
		536,138
Electronic Equipment, Instruments and Components — 0.4%
Corning, Inc.(1)	365	8,110
Flextronics International Ltd.(2)	7,939	100,587
Ingram Micro, Inc., Class A	800	27,392
Orbotech Ltd.(2)	1,200	34,236
		170,325
Energy Equipment and Services — 0.7%
Baker Hughes, Inc.	125	5,979
Halliburton Co.(1)	3,518	153,596
National Oilwell Varco, Inc.(1)	115	3,720
Schlumberger Ltd.	1,727	139,058
Weatherford International plc(2)	228	1,295
		303,648
Food and Staples Retailing — 0.5%
Costco Wholesale Corp.(1)	949	158,692
CVS Health Corp.	24	2,225
Sysco Corp.	120	6,215
Wal-Mart Stores, Inc.	446	32,545
Walgreens Boots Alliance, Inc.	210	16,642
		216,319
Food Products — 1.4%
Adecoagro SA(2)	3,881	42,536
Archer-Daniels-Midland Co.	189	8,520
Bunge Ltd.	44	2,897
ConAgra Foods, Inc.(1)	107	5,003
J.M. Smucker Co. (The)(1)	138	21,274
Kraft Heinz Co. (The)	2,471	213,470
Mondelez International, Inc., Class A(1)	481	21,154
Nestle SA	3,139	251,651
Tyson Foods, Inc., Class A	81	5,962
		572,467
Health Care Equipment and Supplies — 0.5%
Abbott Laboratories	435	19,466
Baxter International, Inc.	57	2,737
Becton Dickinson and Co.(1)	667	117,392
Boston Scientific Corp.(2)	367	8,911
Danaher Corp.(1)	141	11,483
Medtronic plc	418	36,629
St. Jude Medical, Inc.(1)	36	2,990
Stryker Corp.(1)	50	5,814
Zimmer Biomet Holdings, Inc.	48	6,295
		211,717
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc.(2)	1,788	101,022
Aetna, Inc.	78	8,986
Anthem, Inc.	62	8,143
DaVita HealthCare Partners, Inc.(1)(2)	37	2,869
Express Scripts Holding Co.(1)(2)	32	2,434
HCA Holdings, Inc.(1)(2)	1,662	128,190

Laboratory Corp. of America Holdings(1)(2)	19	2,652
Quest Diagnostics, Inc.(1)	42	3,627
Universal Health Services, Inc., Class B	2,073	268,516
		526,439
Hotels, Restaurants and Leisure — 0.7%
Arcos Dorados Holdings, Inc., Class A(1)(2)	13,480	73,870
Carnival Corp.(1)	128	5,980
McDonald's Corp.	1,627	191,417
MGM Resorts International(1)(2)	124	2,974
Royal Caribbean Cruises Ltd.	51	3,694
		277,935
Household Durables — 0.6%
Electrolux AB	9,197	249,137
Whirlpool Corp.	21	4,040
		253,177
Household Products — 0.3%
Colgate-Palmolive Co.(1)	33	2,456
Henkel AG & Co. KGaA Preference Shares	447	55,672
Kimberly-Clark Corp.(1)	22	2,850
Procter & Gamble Co. (The)	804	68,814
		129,792
Industrial Conglomerates — 2.0%
General Electric Co.(1)	16,443	512,035
Koninklijke Philips NV	11,505	307,030
Roper Technologies, Inc.(1)	18	3,067
		822,132
Insurance — 0.3%
Aflac, Inc.	127	9,180
Alleghany Corp.(2)	5	2,718
Allstate Corp. (The)	121	8,268
American International Group, Inc.	389	21,177
Arch Capital Group Ltd.(2)	37	2,687
Chubb Ltd.	137	17,161
Cincinnati Financial Corp.(1)	48	3,586
eHealth, Inc.(2)	600	5,730
Everest Re Group Ltd.	13	2,457
FNF Group(1)	82	3,089
Hartford Financial Services Group, Inc. (The)(1)	125	4,981
Lincoln National Corp.(1)	75	3,275
Loews Corp.(1)	92	3,802
Markel Corp.(1)(2)	3	2,846
Marsh & McLennan Cos., Inc.(1)	63	4,142
MetLife, Inc.(1)	277	11,839
Principal Financial Group, Inc.(1)	86	4,010
Progressive Corp. (The)(1)	172	5,592
Prudential Financial, Inc.(1)	133	10,014
Torchmark Corp.	38	2,351
Travelers Cos., Inc. (The)	93	10,808
Unum Group	74	2,472
XL Group Ltd.	91	3,150
		145,335
Internet and Catalog Retail — 1.5%
Amazon.com, Inc.(1)(2)	585	443,904

Ctrip.com International Ltd. ADR(2)	600	26,202
Priceline Group, Inc. (The)(2)	35	47,278
Zalando SE(2)	2,941	111,547
		628,931
Internet Software and Services — 4.5%
Alphabet, Inc., Class A(1)(2)	200	158,268
Alphabet, Inc., Class C(2)	200	153,758
Cvent, Inc.(2)	800	26,096
eBay, Inc.(2)	1,400	43,624
Facebook, Inc., Class A(2)	2,958	366,615
MercadoLibre, Inc.	430	65,824
Mimecast Ltd.(2)	1,500	16,545
Pandora Media, Inc.(2)	1,400	19,040
Rackspace Hosting, Inc.(2)	2,892	67,760
Tencent Holdings Ltd.	17,722	426,010
Xactly Corp.(2)	4,600	57,132
Yahoo!, Inc.(2)	13,302	508,003
		1,908,675
IT Services — 1.3%
Amdocs Ltd.	45	2,626
Automatic Data Processing, Inc.	28	2,491
Computer Sciences Corp.(1)	40	1,913
CSRA, Inc.	4,471	120,359
Fidelity National Information Services, Inc.(1)	847	67,362
International Business Machines Corp.(1)	118	18,953
Travelport Worldwide Ltd.	7,400	99,826
Visa, Inc., Class A(1)	2,700	210,735
Xerox Corp.	322	3,317
		527,582
Leisure Products†
Mattel, Inc.(1)	98	3,271
Life Sciences Tools and Services†
Agilent Technologies, Inc.	94	4,522
Thermo Fisher Scientific, Inc.	78	12,390
		16,912
Machinery — 1.6%
Atlas Copco AB, A Shares	7,121	199,974
Caterpillar, Inc.(1)	149	12,331
Deere & Co.(1)	82	6,372
Dover Corp.(1)	47	3,357
Fortive Corp.(2)	70	3,375
Ingersoll-Rand plc	73	4,837
Kone Oyj, B Shares	2,905	147,093
Parker-Hannifin Corp.(1)	23	2,626
Pentair plc	53	3,382
Sandvik AB	28,654	307,067
Stanley Black & Decker, Inc.(1)	41	4,990
		695,404
Marine — 0.5%
Kuehne + Nagel International AG	1,442	202,344
Media — 4.4%
Charter Communications, Inc., Class A(1)(2)	1,580	371,095
Comcast Corp., Class A(1)	60	4,035

Discovery Communications, Inc., Class A(2)	4,333	108,715
DISH Network Corp., Class A(2)	4,600	245,732
JCDecaux SA	8,821	301,921
Liberty Braves Group, Class C(2)	10	160
Liberty Global plc(2)	8,605	266,325
Liberty Media Group, Class C(2)	14	314
Liberty SiriusXM Group, Class C(2)	59	2,080
Publicis Groupe SA	400	29,783
Schibsted ASA	4,036	126,909
Thomson Reuters Corp.	98	4,127
Time Warner, Inc.(1)	5,125	392,831
Twenty-First Century Fox, Inc., Class A	114	3,037
		1,857,064
Metals and Mining — 1.4%
Alcoa, Inc.	389	4,131
AngloGold Ashanti Ltd. ADR(1)(2)	5,864	128,480
Freeport-McMoRan, Inc.(1)	4,807	62,299
Newmont Mining Corp.(1)	160	7,040
Norsk Hydro ASA	25,659	109,574
Nucor Corp.(1)	92	4,935
Silver Wheaton Corp.(1)	9,209	256,655
		573,114
Multi-Utilities — 1.5%
Ameren Corp.	74	3,881
CenterPoint Energy, Inc.(1)	129	3,086
CMS Energy Corp.	83	3,750
Consolidated Edison, Inc.(1)	87	6,967
Dominion Resources, Inc.(1)	171	13,341
DTE Energy Co.(1)	55	5,364
E.ON SE	4,526	48,536
Public Service Enterprise Group, Inc.(1)	155	7,132
SCANA Corp.(1)	43	3,222
Sempra Energy(1)	4,725	528,633
WEC Energy Group, Inc.	95	6,166
		630,078
Multiline Retail — 0.4%
Dollar Tree, Inc.(1)(2)	1,570	151,175
Kohl's Corp.(1)	59	2,454
Target Corp.	180	13,560
		167,189
Oil, Gas and Consumable Fuels — 2.1%
Anadarko Petroleum Corp.	153	8,343
Apache Corp.	115	6,037
California Resources Corp.	3	31
Cheniere Energy, Inc.(1)(2)	72	3,012
Chevron Corp.	557	57,081
Cimarex Energy Co.(1)	28	3,361
Concho Resources, Inc.(1)(2)	1,954	242,687
ConocoPhillips(1)	369	15,063
Devon Energy Corp.(1)	123	4,708
EOG Resources, Inc.(1)	150	12,255
EQT Corp.(1)	2,595	189,072
Exxon Mobil Corp.(1)	1,252	111,365

Hess Corp.(1)	1,890	101,398
HollyFrontier Corp.(1)	48	1,220
Kinder Morgan, Inc.(1)	530	10,775
Marathon Oil Corp.(1)	205	2,796
Marathon Petroleum Corp.(1)	145	5,712
Noble Energy, Inc.(1)	127	4,536
Occidental Petroleum Corp.	228	17,038
Phillips 66(1)	160	12,170
Pioneer Natural Resources Co.(1)	45	7,316
Spectra Energy Corp.(1)	201	7,230
Tesoro Corp.	36	2,741
Valero Energy Corp.	149	7,790
YPF SA ADR	1,938	35,795
		869,532
Pharmaceuticals — 4.2%
Allergan plc(1)(2)	3,704	936,927
Bristol-Myers Squibb Co.	3,508	262,433
Endo International plc(2)	42	729
Johnson & Johnson(1)	713	89,289
Merck & Co., Inc.	739	43,350
Perrigo Co. plc	34	3,107
Pfizer, Inc.	12,158	448,509
		1,784,344
Real Estate Investment Trusts (REITs) — 0.7%
Annaly Capital Management, Inc.	283	3,107
AvalonBay Communities, Inc.	39	7,240
Equity Residential(1)	108	7,343
Essex Property Trust, Inc.(1)	19	4,444
General Growth Properties, Inc.(1)	172	5,495
HCP, Inc.(1)	136	5,335
Host Hotels & Resorts, Inc.(1)	230	4,080
Kimco Realty Corp.(1)	121	3,884
Macerich Co. (The)(1)	45	4,016
National Retail Properties, Inc.(1)	2,095	111,370
Prologis, Inc.(1)	155	8,446
Public Storage	351	83,861
Realty Income Corp.(1)	72	5,146
SL Green Realty Corp.(1)	29	3,417
UDR, Inc.	76	2,830
Ventas, Inc.	98	7,464
Vornado Realty Trust	56	6,014
Welltower, Inc.	58	4,601
Weyerhaeuser Co.	133	4,352
		282,445
Road and Rail†
CSX Corp.	210	5,949
Kansas City Southern(1)	32	3,076
Norfolk Southern Corp.(1)	87	7,811
		16,836
Semiconductors and Semiconductor Equipment — 9.6%
Advanced Energy Industries, Inc.(1)(2)	1,806	73,540
Applied Materials, Inc.	147	3,865
Broadcom Ltd.(1)	3,265	528,865

Cavium, Inc.(2)	2,900	135,343
Cirrus Logic, Inc.(2)	700	34,013
Cypress Semiconductor Corp.	3,500	40,740
Dialog Semiconductor plc(2)	825	27,018
Integrated Device Technology, Inc.(2)	4,500	98,955
Intel Corp.(1)	1,273	44,377
Lam Research Corp.(1)	8,313	746,258
Lattice Semiconductor Corp.(2)	25,900	155,659
Marvell Technology Group Ltd.	2,500	29,375
Maxim Integrated Products, Inc.(1)	6,719	274,001
Mellanox Technologies Ltd.(2)	1,700	75,106
Micron Technology, Inc.(1)(2)	282	3,875
Microsemi Corp.(1)(2)	4,800	187,200
NVIDIA Corp.(1)	158	9,022
NXP Semiconductors NV(2)	1,300	109,317
ON Semiconductor Corp.(2)	11,400	114,342
Qorvo, Inc.(1)(2)	6,700	423,641
QUALCOMM, Inc.	451	28,223
Rudolph Technologies, Inc.(1)(2)	3,139	55,309
Skyworks Solutions, Inc.(1)	3,600	237,672
Synaptics, Inc.(2)	4,432	230,242
Teradyne, Inc.(1)	16,757	330,951
Tower Semiconductor Ltd.(2)	3,200	43,136
Xilinx, Inc.	58	2,963
		4,043,008
Software — 7.1%
Activision Blizzard, Inc.	1,804	72,449
BroadSoft, Inc.(2)	849	38,061
CA, Inc.	90	3,119
Check Point Software Technologies Ltd.(2)	800	61,504
CommVault Systems, Inc.(2)	950	49,153
CyberArk Software Ltd.(2)	2,100	118,419
Fortinet, Inc.(1)(2)	5,100	176,919
Microsoft Corp.	6,825	386,841
Nuance Communications, Inc.(2)	7,300	117,311
Oracle Corp.(1)	7,116	292,041
PTC, Inc.(2)	4,332	172,110
Rubicon Project, Inc. (The)(2)	1,400	19,768
salesforce.com, Inc.(2)	1,000	81,800
SAP SE	3,263	286,042
Software AG	4,007	161,587
Symantec Corp.	201	4,106
Synopsys, Inc.(1)(2)	9,351	506,450
Tableau Software, Inc., Class A(2)	500	28,255
TiVo, Inc.(2)	9,300	98,022
Verint Systems, Inc.(2)	3,182	112,229
VMware, Inc., Class A(2)	2,156	157,345
Zynga, Inc., Class A(2)	10,500	30,135
		2,973,666
Specialty Retail†
Best Buy Co., Inc.	91	3,058
Staples, Inc.	202	1,876
		4,934

Technology Hardware, Storage and Peripherals — 2.9%
Apple, Inc.	3,500	364,735
CPI Card Group, Inc.	9,200	43,424
Electronics for Imaging, Inc.(1)(2)	3,400	150,586
EMC Corp.(1)	535	15,130
Hewlett Packard Enterprise Co.(1)	6,335	133,162
HP, Inc.(1)	528	7,397
NetApp, Inc.(1)	8,261	217,677
Western Digital Corp.	6,471	307,437
		1,239,548
Textiles, Apparel and Luxury Goods — 0.1%
Pandora A/S	438	57,008
PVH Corp.(1)	24	2,426
		59,434
Tobacco — 1.5%
British American Tobacco plc	6,113	390,314
Philip Morris International, Inc.(1)	230	23,060
Swedish Match AB	5,564	202,936
		616,310
Water Utilities†
American Water Works Co., Inc.	54	4,459
Wireless Telecommunication Services — 0.4%
China Mobile Ltd.	12,999	160,259
T-Mobile US, Inc.(2)	83	3,846
		164,105
TOTAL COMMON STOCKS (Cost $29,063,360)		31,470,265
PARTICIPATORY NOTES — 0.6%
Banks — 0.6%
Alinma Bank (Deutsche Bank), 9/27/16 (Cost $250,592)	71,216	249,390
TEMPORARY CASH INVESTMENTS — 16.5%
State Street Institutional Liquid Reserves Fund, Premier Class	6,842,998	6,842,998
State Street Institutional U.S. Government Money Market Fund, Premier Class	96,388	96,388
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,939,386)		6,939,386
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 91.7% (Cost $36,253,338)		38,659,041
SECURITIES SOLD SHORT — (26.8)%
COMMON STOCKS SOLD SHORT — (10.1)%
Aerospace and Defense — (0.3)%
Boeing Co. (The)	(803)	(107,329)
Air Freight and Logistics — (0.1)%
United Parcel Service, Inc., Class B	(281)	(30,376)
Auto Components — (0.3)%
Delphi Automotive plc	(1,575)	(106,817)
Automobiles — (0.9)%
Ford Motor Co.	(15,690)	(198,635)
Tesla Motors, Inc.	(800)	(187,832)
		(386,467)
Banks — (0.2)%
DBS Group Holdings Ltd.	(8,457)	(97,205)
Capital Markets — (0.2)%
Goldman Sachs Group, Inc. (The)	(498)	(79,087)

Chemicals — (0.7)%
Mosaic Co. (The)	(5,874)	(158,598)
Potash Corp. of Saskatchewan, Inc.	(9,076)	(141,586)
		(300,184)
Diversified Telecommunication Services — (0.4)%
AT&T, Inc.	(710)	(30,736)
Cogent Communications Holdings, Inc.	(2,800)	(119,644)
		(150,380)
Electrical Equipment — (0.3)%
Acuity Brands, Inc.	(500)	(131,215)
Energy Equipment and Services — (0.2)%
Helmerich & Payne, Inc.	(1,469)	(91,034)
Food and Staples Retailing — (0.8)%
Kroger Co. (The)	(2,680)	(91,629)
Wal-Mart Stores, Inc.	(909)	(66,330)
Whole Foods Market, Inc.	(3,080)	(93,878)
Woolworths Ltd.	(4,304)	(76,570)
		(328,407)
Household Durables — (0.2)%
Lennar Corp., Class A	(2,139)	(100,105)
Internet Software and Services — (0.5)%
Zillow Group, Inc.	(5,404)	(212,107)
IT Services — (1.2)%
Accenture plc, Class A	(1,500)	(169,215)
International Business Machines Corp.	(1,300)	(208,806)
Jack Henry & Associates, Inc.	(900)	(80,325)
PayPal Holdings, Inc.	(1,244)	(46,327)
		(504,673)
Life Sciences Tools and Services — (0.6)%
Illumina, Inc.	(1,429)	(237,714)
Machinery — (0.6)%
Caterpillar, Inc.	(2,496)	(206,569)
Cummins, Inc.	(438)	(53,773)
		(260,342)
Media — (0.2)%
Walt Disney Co. (The)	(1,008)	(96,718)
Multiline Retail — (0.4)%
Target Corp.	(2,119)	(159,624)
Software — (0.8)%
CA, Inc.	(4,000)	(138,600)
Workday, Inc., Class A	(2,621)	(218,434)
		(357,034)
Textiles, Apparel and Luxury Goods — (0.8)%
Cie Financiere Richemont SA	(2,544)	(154,735)
lululemon athletica, Inc.	(1,100)	(85,415)
Swatch Group AG (The)	(335)	(87,828)
		(327,978)
Trading Companies and Distributors — (0.4)%
Fastenal Co.	(2,221)	(94,948)
W.W. Grainger, Inc.	(434)	(94,981)
		(189,929)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $4,180,954)		(4,254,725)

EXCHANGE-TRADED FUNDS SOLD SHORT — (16.7)%
Consumer Discretionary Select Sector SPDR Fund	(2,196)	(179,259)
Health Care Select Sector SPDR Fund	(1,103)	(83,001)
Industrial Select Sector SPDR Fund	(3,487)	(202,385)
iShares Russell 1000 Growth ETF	(25,120)	(2,630,566)
Materials Select Sector SPDR Fund	(2,134)	(103,968)
SPDR S&P 500 ETF Trust	(4,577)	(993,896)
SPDR S&P Biotech ETF	(5,350)	(332,235)
SPDR S&P Regional Banking ETF	(3,638)	(145,884)
Technology Select Sector SPDR Fund	(51,071)	(2,372,759)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $6,719,487)		(7,043,953)
TOTAL SECURITIES SOLD SHORT (Proceeds $10,900,441)		(11,298,678)
OTHER ASSETS AND LIABILITIES(3) — 35.1%		14,818,367
TOTAL NET ASSETS — 100.0%		$42,178,730

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price ($)	Expiration Date	Premiums Received ($)	Value ($)
Arista Networks, Inc.	15	Call	75.00	August 2016	(1,142)	(2,738)
Arista Networks, Inc.	10	Put	50.00	August 2016	(554)	(250)
Euronet Worldwide, Inc.	5	Call	90.00	November 2016	(895)	(300)
F5 Networks, Inc.	6	Call	135.00	January 2017	(2,544)	(2,670)
Facebook, Inc.	8	Call	125.00	August 2016	(921)	(1,396)
Facebook, Inc.	8	Put	95.00	August 2016	(466)	(20)
Netflix, Inc.	5	Call	130.00	August 2016	(410)	(12)
						(7,386)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CHF	170,000	USD	175,583	State Street Bank & Trust Co.	8/17/16	(50)
USD	554,990	CHF	547,000	State Street Bank & Trust Co.	8/17/16	(9,811)
USD	174,466	CHF	171,000	State Street Bank & Trust Co.	8/17/16	(2,099)
USD	105,931	CHF	104,000	Morgan Stanley	11/17/16	(2,016)
DKK	1,763,000	USD	262,697	State Street Bank & Trust Co.	8/17/16	2,429
DKK	486,000	USD	73,047	State Street Bank & Trust Co.	8/17/16	39
USD	436,346	DKK	2,930,000	State Street Bank & Trust Co.	8/17/16	(4,279)
USD	561,139	DKK	3,786,000	State Street Bank & Trust Co.	8/17/16	(8,213)
EUR	1,415,000	USD	1,567,980	State Street Bank & Trust Co.	8/17/16	14,886
EUR	9,000	USD	9,941	Morgan Stanley	11/17/16	168
EUR	12,000	USD	13,258	Morgan Stanley	11/17/16	220
EUR	15,000	USD	16,815	Morgan Stanley	11/17/16	32
USD	110,704	EUR	100,000	State Street Bank & Trust Co.	8/17/16	(1,159)
USD	2,750,352	EUR	2,483,000	State Street Bank & Trust Co.	8/17/16	(27,215)
USD	616,583	EUR	559,000	State Street Bank & Trust Co.	8/17/16	(8,733)
USD	441,319	EUR	397,000	Morgan Stanley	11/17/16	(4,566)
USD	64,739	GBP	49,000	State Street Bank & Trust Co.	8/17/16	(125)
NOK	759,000	USD	90,092	State Street Bank & Trust Co.	8/17/16	(128)
USD	106,821	NOK	907,000	State Street Bank & Trust Co.	8/17/16	(685)
USD	215,905	NOK	1,847,000	State Street Bank & Trust Co.	8/17/16	(3,019)
SEK	2,763,000	USD	323,126	State Street Bank & Trust Co.	8/17/16	(4)
USD	187,187	SEK	1,598,000	State Street Bank & Trust Co.	8/17/16	307
USD	1,356,458	SEK	11,649,000	State Street Bank & Trust Co.	8/17/16	(5,847)
USD	53,970	SEK	466,000	State Street Bank & Trust Co.	8/17/16	(527)
						(60,395)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	Amsterdam Exchange Index	August 2016	199,675	1,086
15	Cotation Assistée en Continu 40 Index	August 2016	744,505	(8,092)
3	Deutscher Aktienindex Index	September 2016	865,835	(3,055)
101	Euro STOXX 50 Index	September 2016	3,368,345	(194,288)
10	FTSE 100 Index	September 2016	883,601	(16,001)
2	FTSE Milano Italia Borsa Index	September 2016	188,048	(171)
25	OMX Stockholm 30 Index	August 2016	404,786	(1,200)
27	S&P 500 E-Mini	September 2016	2,927,070	(132,642)
			9,581,865	(354,363)

TOTAL RETURN SWAP AGREEMENTS*
Counterparty	Units	Reference Entity	Notional Amount		Value ($)
Purchased
Credit Suisse Capital LLC	12,304	Credit Suisse Activist Index**	USD	1,235,264	(43,235)
Credit Suisse Capital LLC	1,617	Credit Suisse Merger Arbitrage Liquid Index***	USD	1,750,758	(25,583)
Morgan Stanley Capital Services LLC	10,120	Ashtead Group plc	GBP	105,048	21,050
Morgan Stanley Capital Services LLC	3,489	Associated British Foods plc	GBP	96,723	(3,860)
Morgan Stanley Capital Services LLC	4,065	BNP Paribas SA	EUR	180,318	(16)
Morgan Stanley Capital Services LLC	4,065	British American Tobacco plc	GBP	195,162	1,262
Morgan Stanley Capital Services LLC	17,435	Burberry Group plc	GBP	218,994	14,654
Morgan Stanley Capital Services LLC	2,095	Capgemini SA	EUR	180,080	(16)
Morgan Stanley Capital Services LLC	3,036	Cie Generale des Etablissements Michelin	EUR	276,025	1,774
Morgan Stanley Capital Services LLC	7,061	CRH plc	GBP	138,918	31,148
Morgan Stanley Capital Services LLC	1,960	Danone SA	EUR	135,016	(12)
Morgan Stanley Capital Services LLC	13,669	GlaxoSmithKline plc	GBP	232,323	(2,105)
Morgan Stanley Capital Services LLC	5,891	Imperial Brands plc	GBP	234,681	(126)
Morgan Stanley Capital Services LLC	7,294	Industria de Diseno Textil SA	EUR	219,563	6,814
Morgan Stanley Capital Services LLC	1,795	LVMH Moet Hennessy Louis Vuitton SE	EUR	275,285	76
Morgan Stanley Capital Services LLC	1,788	Pernod Ricard SA	EUR	178,081	5,182
Morgan Stanley Capital Services LLC	1,442	Publicis Groupe SA	EUR	95,526	572
Morgan Stanley Capital Services LLC	22,603	Rolls-Royce Holdings plc	GBP	184,088	(7,013)
Morgan Stanley Capital Services LLC	7,958	RPC Group plc	GBP	68,524	203
Morgan Stanley Capital Services LLC	17,875	Sage Group plc (The)	GBP	127,638	(368)
Morgan Stanley Capital Services LLC	3,834	Schneider Electric SE	EUR	224,384	(20)
Morgan Stanley Capital Services LLC	3,568	Technip SA	EUR	177,358	866
Morgan Stanley Capital Services LLC	2,652	Ubisoft Entertainment SA	EUR	98,132	(824)
Morgan Stanley Capital Services LLC	2,710	Vinci SA	EUR	183,997	(16)
Morgan Stanley Capital Services LLC	102,880	Vodafone Group plc	GBP	236,363	4,260
Morgan Stanley Capital Services LLC	2,768	Wolseley plc	GBP	112,528	5,154
Morgan Stanley Capital Services LLC	7,784	WPP plc	GBP	125,811	8,291
					18,112

*The fund will pay or receive a floating rate as determined by the counterparty in accordance with guidelines outlined in the Master Confirmation Agreement. The floating rate and termination date adjust periodically and cannot be predicted with certainty.
**The Credit Suisse Activist Index is constructed to gain exposure to U.S. stocks with high ownership from 29 custom activist investors. The index consists of 25 stocks with high ownership (as filed on Form 13F with the Securities and Exchange Commission) subject to constraints on risk, liquidity and the size of activist exposure relative to firm value.
***The Credit Suisse Merger Arbitrage Liquid Index aims to achieve broad exposure to a merger arbitrage strategy using a quantitative methodology to invest in a liquid, diversified and broadly representative set of announced merger deals.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
FTSE	-	Financial Times Stock Exchange
GBP	-	British Pound
NOK	-	Norwegian Krone
OMX	-	Options Market Exchange
SEK	-	Swedish Krona
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $7,343,888.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with broker for securities sold short and receivable for investments sold, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Participatory notes and equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures and options contracts are valued based on quoted prices as provided by the appropriate exchange. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Aerospace and Defense	416,062	23,948	—
Auto Components	9,032	51,009	—
Automobiles	28,953	314,213	—
Banks	1,200,985	758,878	—
Biotechnology	180,397	107,304	—
Building Products	—	106,311	—
Commercial Services and Supplies	222,761	70,576	—
Diversified Telecommunication Services	139,525	257,777	—
Electric Utilities	145,366	265,467	—
Electrical Equipment	12,034	524,104	—
Food Products	320,816	251,651	—
Household Durables	4,040	249,137	—
Household Products	74,120	55,672	—
Industrial Conglomerates	515,102	307,030	—
Internet and Catalog Retail	517,384	111,547	—
Internet Software and Services	1,482,665	426,010	—
Machinery	41,270	654,134	—
Marine	—	202,344	—
Media	1,398,451	458,613	—
Metals and Mining	463,540	109,574	—
Multi-Utilities	581,542	48,536	—
Semiconductors and Semiconductor Equipment	4,015,990	27,018	—
Software	2,526,037	447,629	—
Textiles, Apparel and Luxury Goods	2,426	57,008	—
Tobacco	23,060	593,250	—
Wireless Telecommunication Services	3,846	160,259	—
Other Industries	10,505,862	—	—
Participatory Notes	—	249,390	—
Temporary Cash Investments	6,939,386	—	—
	31,770,652	6,888,389	—
Other Financial Instruments
Futures Contracts	—	1,086	—
Swap Agreements	—	101,306	—
Forward Foreign Currency Exchange Contracts	—	18,081	—
	—	120,473	—

Liabilities
Securities Sold Short
Common Stocks	3,838,387	416,338	—
Exchange-Traded Funds	7,043,953	—	—
	10,882,340	416,338	—
Other Financial Instruments
Futures Contracts	132,642	222,807	—
Written Options Contracts	7,386	—	—
Swap Agreements	—	83,194	—
Forward Foreign Currency Exchange Contracts	—	78,476	—
	140,028	384,477	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$36,566,783
Gross tax appreciation of investments	$2,523,552
Gross tax depreciation of investments	(431,294)
Net tax appreciation (depreciation) of investments	2,092,258
Net tax appreciation (depreciation) on securities sold short	(447,351)
Net tax appreciation (depreciation)	$1,644,907

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2016

Global Real Estate - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Australia — 6.6%
Charter Hall Group	167,380	709,778
Dexus Property Group	244,850	1,817,941
Goodman Group	272,802	1,563,162
NEXTDC Ltd.(1)	183,712	522,149
Scentre Group	572,608	2,306,313
Westfield Corp.	91,035	738,864
		7,658,207
Brazil — 0.8%
BR Malls Participacoes SA(1)	218,410	948,437
Canada — 3.3%
Allied Properties Real Estate Investment Trust	35,461	1,076,065
Chartwell Retirement Residences	122,743	1,490,985
H&R Real Estate Investment Trust	32,653	581,459
RioCan Real Estate Investment Trust	30,055	667,096
		3,815,605
China — 2.3%
China Overseas Land & Investment Ltd.	312,000	1,025,469
China Resources Land Ltd.	452,888	1,125,449
Longfor Properties Co. Ltd.	352,500	481,607
		2,632,525
France — 3.4%
Klepierre	27,818	1,331,880
Unibail-Rodamco SE	9,288	2,556,019
		3,887,899
Germany — 4.1%
Deutsche Wohnen AG	72,864	2,726,940
Vonovia SE	49,658	1,968,101
		4,695,041
Hong Kong — 7.2%
Cheung Kong Property Holdings Ltd.	333,500	2,381,406
Link REIT	362,500	2,705,294
Sino Land Co. Ltd.	404,000	720,685
Sun Hung Kai Properties Ltd.	179,000	2,560,966
		8,368,351
Indonesia — 0.7%
Bumi Serpong Damai Tbk PT	2,702,000	431,132
Summarecon Agung Tbk PT	2,564,000	331,792
		762,924
Japan — 9.5%
Advance Residence Investment Corp.	432	1,204,951
Hulic Co. Ltd.	202,700	2,133,580
Hulic Reit, Inc.	603	1,070,844
Japan Real Estate Investment Corp.	185	1,122,311
Mitsui Fudosan Co. Ltd.	110,000	2,429,411
Mori Hills REIT Investment Corp.	969	1,524,227

Orix JREIT, Inc.	791	1,461,298
		10,946,622
Philippines — 1.4%
Ayala Land, Inc.	1,290,600	1,082,121
SM Prime Holdings, Inc.	917,400	568,628
		1,650,749
Singapore — 2.1%
CapitaLand Mall Trust	560,800	895,138
City Developments Ltd.	48,000	304,677
Mapletree Commercial Trust	232,500	274,866
Mapletree Industrial Trust	722,400	975,269
		2,449,950
South Africa — 0.8%
Hyprop Investments Ltd.	94,551	918,997
Spain — 0.8%
Inmobiliaria Colonial SA	110,417	873,257
Sweden — 1.2%
Hufvudstaden AB, A Shares	80,197	1,339,272
United Kingdom — 4.1%
Big Yellow Group plc	70,497	662,425
Great Portland Estates plc	119,050	1,076,900
Land Securities Group plc	112,315	1,626,157
Safestore Holdings plc	139,344	683,810
UNITE Group plc (The)	85,573	717,449
		4,766,741
United States — 50.3%
Acadia Realty Trust	51,528	1,940,545
Alexandria Real Estate Equities, Inc.	25,456	2,858,709
American Campus Communities, Inc.	45,356	2,452,399
Apartment Investment & Management Co., Class A	78,116	3,590,993
AvalonBay Communities, Inc.	8,167	1,516,204
Camden Property Trust	19,080	1,709,377
Colony Starwood Homes	66,393	2,175,035
CubeSmart	50,856	1,510,932
Digital Realty Trust, Inc.	16,114	1,683,268
Duke Realty Corp.	100,074	2,881,130
Extra Space Storage, Inc.	14,108	1,213,570
General Growth Properties, Inc.	61,223	1,956,075
Hilton Worldwide Holdings, Inc.	94,791	2,198,203
Host Hotels & Resorts, Inc.	31,526	559,271
Kimco Realty Corp.	64,469	2,069,455
Liberty Property Trust	14,866	615,155
Mack-Cali Realty Corp.	86,759	2,446,604
Physicians Realty Trust	37,695	818,735
Prologis, Inc.	57,222	3,118,027
Retail Properties of America, Inc.	52,329	922,560
Simon Property Group, Inc.	32,894	7,468,254
SL Green Realty Corp.	14,582	1,718,051
STORE Capital Corp.	62,749	1,957,141
Ventas, Inc.	41,195	3,137,411
VEREIT, Inc.	169,444	1,874,051

Vornado Realty Trust	34,481	3,703,259
		58,094,414
TOTAL COMMON STOCKS (Cost $98,162,657)		113,808,991
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $1,945,969), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $1,903,016)		1,903,000
State Street Institutional Liquid Reserves Fund, Premier Class	765	765
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,903,765)		1,903,765
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $100,066,422)		115,712,756
OTHER ASSETS AND LIABILITIES — (0.3)%		(306,557)
TOTAL NET ASSETS — 100.0%		$115,406,199

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	23.2%
Office REITs	16.3%
Residential REITs	10.9%
Real Estate Operating Companies	9.9%
Industrial REITs	7.4%
Diversified REITs	7.2%
Real Estate Development	5.7%
Diversified Real Estate Activities	5.5%
Specialized REITs	5.0%
Health Care REITs	3.4%
Hotels, Resorts and Cruise Lines	1.9%
Health Care Facilities	1.3%
Hotel and Resort REITs	0.5%
Internet Software and Services	0.4%
Cash and Equivalents*	1.4%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	58,094,414	—	—
Other Countries	—	55,714,577	—
Temporary Cash Investments	765	1,903,000	—
	58,095,179	57,617,577	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$101,311,477
Gross tax appreciation of investments	$14,986,319
Gross tax depreciation of investments	(585,040)
Net tax appreciation (depreciation) of investments	$14,401,279

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
July 31, 2016

NT Global Real Estate - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Australia — 6.7%
Charter Hall Group	605,528	2,567,754
Dexus Property Group	887,604	6,590,204
Goodman Group	985,875	5,649,087
NEXTDC Ltd.(1)	672,593	1,911,653
Scentre Group	2,071,514	8,343,510
Westfield Corp.	328,990	2,670,170
		27,732,378
Brazil — 0.8%
BR Malls Participacoes SA(1)	788,960	3,426,029
Canada — 3.3%
Allied Properties Real Estate Investment Trust	128,077	3,886,501
Chartwell Retirement Residences	442,543	5,375,661
H&R Real Estate Investment Trust	116,546	2,075,361
RioCan Real Estate Investment Trust	107,151	2,378,307
		13,715,830
China — 2.3%
China Overseas Land & Investment Ltd.	1,132,000	3,720,613
China Resources Land Ltd.	1,646,000	4,090,390
Longfor Properties Co. Ltd.	1,280,500	1,749,497
		9,560,500
France — 3.4%
Klepierre	99,978	4,786,784
Unibail-Rodamco SE	33,345	9,176,404
		13,963,188
Germany — 4.1%
Deutsche Wohnen AG	262,724	9,832,463
Vonovia SE	179,763	7,124,568
		16,957,031
Hong Kong — 7.3%
Cheung Kong Property Holdings Ltd.	1,204,000	8,597,340
Link REIT	1,311,000	9,783,834
Sino Land Co. Ltd.	1,458,000	2,600,887
Sun Hung Kai Properties Ltd.	646,000	9,242,369
		30,224,430
Indonesia — 0.7%
Bumi Serpong Damai Tbk PT	9,755,000	1,556,510
Summarecon Agung Tbk PT	9,227,400	1,194,064
		2,750,574
Japan — 9.6%
Advance Residence Investment Corp.	1,582	4,412,576
Hulic Co. Ltd.	734,800	7,734,358
Hulic Reit, Inc.	2,170	3,853,619
Japan Real Estate Investment Corp.	666	4,040,319
Mitsui Fudosan Co. Ltd.	398,000	8,790,052
Mori Hills REIT Investment Corp.	3,513	5,525,913

Orix JREIT, Inc.	2,872	5,305,748
		39,662,585
Philippines — 1.4%
Ayala Land, Inc.	4,733,200	3,968,614
SM Prime Holdings, Inc.	3,325,800	2,061,417
		6,030,031
Singapore — 2.1%
CapitaLand Mall Trust	2,017,900	3,220,934
City Developments Ltd.	173,600	1,101,914
Mapletree Commercial Trust	836,500	988,925
Mapletree Industrial Trust	2,627,100	3,546,693
		8,858,466
South Africa — 0.8%
Hyprop Investments Ltd.	342,653	3,330,445
Spain — 0.8%
Inmobiliaria Colonial SA	403,381	3,190,235
Sweden — 1.1%
Hufvudstaden AB, A Shares	288,797	4,822,846
United Kingdom — 4.2%
Big Yellow Group plc	253,441	2,381,457
Great Portland Estates plc	433,760	3,923,697
Land Securities Group plc	406,544	5,886,164
Safestore Holdings plc	501,492	2,460,998
UNITE Group plc (The)	312,633	2,621,132
		17,273,448
United States — 50.6%
Acadia Realty Trust	186,084	7,007,923
Alexandria Real Estate Equities, Inc.	91,782	10,307,119
American Campus Communities, Inc.	163,539	8,842,554
Apartment Investment & Management Co., Class A	282,411	12,982,434
AvalonBay Communities, Inc.	29,606	5,496,354
Camden Property Trust	68,979	6,179,829
Colony Starwood Homes	239,235	7,837,339
CubeSmart	183,290	5,445,546
Digital Realty Trust, Inc.	57,749	6,032,460
Duke Realty Corp.	360,292	10,372,807
Extra Space Storage, Inc.	51,103	4,395,880
General Growth Properties, Inc.	221,768	7,085,488
Hilton Worldwide Holdings, Inc.	341,561	7,920,800
Host Hotels & Resorts, Inc.	113,598	2,015,228
Kimco Realty Corp.	232,861	7,474,838
Liberty Property Trust	53,505	2,214,037
Mack-Cali Realty Corp.	313,537	8,841,743
Physicians Realty Trust	135,827	2,950,162
Prologis, Inc.	205,971	11,223,360
Retail Properties of America, Inc.	189,111	3,334,027
Simon Property Group, Inc.	118,605	26,928,079
SL Green Realty Corp.	52,536	6,189,791
STORE Capital Corp.	226,104	7,052,184
Ventas, Inc.	149,345	11,374,115
VEREIT, Inc.	610,559	6,752,782

Vornado Realty Trust	124,768	13,400,083
		209,656,962
TOTAL COMMON STOCKS (Cost $360,939,741)		411,154,978
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $4,388,656), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $4,298,036)		4,298,000
State Street Institutional Liquid Reserves Fund, Premier Class	951	951
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,298,951)		4,298,951
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $365,238,692)		415,453,929
OTHER ASSETS AND LIABILITIES — (0.2)%		(813,814)
TOTAL NET ASSETS — 100.0%		$414,640,115

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	23.3%
Office REITs	16.4%
Residential REITs	11.0%
Real Estate Operating Companies	9.8%
Industrial REITs	7.4%
Diversified REITs	7.3%
Real Estate Development	5.7%
Diversified Real Estate Activities	5.5%
Specialized REITs	5.1%
Health Care REITs	3.5%
Hotels, Resorts and Cruise Lines	1.9%
Health Care Facilities	1.3%
Hotel and Resort REITs	0.5%
Internet Software and Services	0.5%
Cash and Equivalents*	0.8%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	209,656,962	—	—
Other Countries	—	201,498,016	—
Temporary Cash Investments	951	4,298,000	—
	209,657,913	205,796,016	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$370,524,356
Gross tax appreciation of investments	$47,752,373
Gross tax depreciation of investments	(2,822,800)
Net tax appreciation (depreciation) of investments	$44,929,573

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
July 31, 2016

Real Estate - Schedule of Investments
JULY 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Diversified REITs — 9.6%
Empire State Realty Trust, Inc.	1,074,360	22,550,816
Forest City Realty Trust, Inc.	814,295	19,258,077
Gramercy Property Trust	1,249,206	12,479,568
Liberty Property Trust	499,344	20,662,855
STORE Capital Corp.	1,323,650	41,284,643
VEREIT, Inc.	4,097,250	45,315,585
		161,551,544
Health Care REITs — 8.5%
Healthcare Realty Trust, Inc.	193,662	7,002,818
Physicians Realty Trust	1,244,549	27,031,604
Ventas, Inc.	879,522	66,984,396
Welltower, Inc.	532,379	42,233,626
		143,252,444
Hotel and Resort REITs — 3.2%
Host Hotels & Resorts, Inc.	1,900,241	33,710,275
LaSalle Hotel Properties	236,842	6,524,997
Sunstone Hotel Investors, Inc.	1,071,725	14,253,943
		54,489,215
Hotels, Resorts and Cruise Lines — 1.6%
Hilton Worldwide Holdings, Inc.	1,167,581	27,076,204
Industrial REITs — 7.7%
Duke Realty Corp.	1,858,776	53,514,161
Prologis, Inc.	1,378,523	75,115,718
		128,629,879
Office REITs — 14.8%
Alexandria Real Estate Equities, Inc.	415,370	46,646,051
Boston Properties, Inc.	301,642	42,872,377
Douglas Emmett, Inc.	531,181	20,206,125
Hudson Pacific Properties, Inc.	627,333	21,210,129
Mack-Cali Realty Corp.	795,999	22,447,172
SL Green Realty Corp.	345,700	40,730,374
Vornado Realty Trust	512,662	55,059,899
		249,172,127
Residential REITs — 17.9%
American Campus Communities, Inc.	479,675	25,936,027
American Homes 4 Rent	754,056	16,363,015
Apartment Investment & Management Co., Class A	1,051,333	48,329,778
AvalonBay Communities, Inc.	314,388	58,366,132
Camden Property Trust	263,114	23,572,383
Colony Starwood Homes	608,296	19,927,777
Education Realty Trust, Inc.	383,183	18,446,430
Equity LifeStyle Properties, Inc.	268,183	22,055,370
Equity Residential	711,858	48,399,226
Essex Property Trust, Inc.	83,465	19,520,794
		300,916,932
Retail REITs — 22.3%
Acadia Realty Trust	586,440	22,085,330

Equity One, Inc.	609,973	20,293,802
General Growth Properties, Inc.	1,983,287	63,366,020
Kimco Realty Corp.	1,457,107	46,773,135
Macerich Co. (The)	99,141	8,847,343
Retail Properties of America, Inc.	1,647,458	29,044,685
Simon Property Group, Inc.	716,384	162,647,823
Urban Edge Properties	761,908	22,788,668
		375,846,806
Specialized REITs — 13.3%
CubeSmart	605,575	17,991,633
CyrusOne, Inc.	209,968	11,510,446
Digital Realty Trust, Inc.	287,719	30,055,127
Equinix, Inc.	171,986	64,128,420
Extra Space Storage, Inc.	316,808	27,251,824
Gaming and Leisure Properties, Inc.	667,171	23,904,737
Public Storage	202,658	48,419,049
		223,261,236
TOTAL COMMON STOCKS (Cost $1,261,715,210)		1,664,196,387
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $25,204,838), at 0.10%, dated 7/29/16, due 8/1/16 (Delivery value $24,710,206)		24,710,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,975	3,975
TOTAL TEMPORARY CASH INVESTMENTS (Cost $24,713,975)		24,713,975
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,286,429,185)		1,688,910,362
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,968,423)
TOTAL NET ASSETS — 100.0%		$1,681,941,939

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,664,196,387	—	—
Temporary Cash Investments	3,975	24,710,000	—
	1,664,200,362	24,710,000	—

3. Federal Tax Information

As of July 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,321,807,623
Gross tax appreciation of investments	$371,096,669
Gross tax depreciation of investments	(3,993,930)
Net tax appreciation (depreciation) of investments	$367,102,739

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2016